Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Transaction With Related Parties
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Revenues	77	47	394
Cost of revenues	295	345	1,125
Research and development expenses	3	115	608
Sales and marketing expenses	252	284	617
General and administrative expenses	495	1,040	1,527
Purchase of property and equipment	37	180	175

Schedule Of Balances With Related Parties
	December 31, 2023	December 31, 2022
	$ thousands	$ thousands
Trade Receivables	-	-
Trade payables, other accounts payable and accrued expenses	-	380